Document and Entity Information	Apr. 09, 2021
Document And Entity Information
Document Type	497
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	SCHRODER SERIES TRUST
Entity Central Index Key	0000908802
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 09, 2021
Document Effective Date	Apr. 09, 2021
Prospectus Date	Mar. 01, 2021